Mortgage Servicing Assets - OSMR (Details) - Originated Mortgage Servicing Rights $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Unpaid principal balance of loans sold during the period	$ 8,511
Pretax gains related to the sale of mortgage loans	$ 131
Weighted average servicing fee rate	0.16%
Escrow earn rate assumptions	4.88%
Discount rate assumptions	9.82%
Default rate assumptions	1.04%
Prepayment rate assumptions	12.71%